Financial Risk Management - Disclosure Of Net Foreign Exchange Exposure (Detail) R$ in Thousands	6 Months Ended
Jun. 30, 2020 BRL (R$)
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Risk	Dollar decrease
Probable scenario [Member]
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Net Foreign Exchange Exposure	R$ (2,481)
Scenario Two [Member]
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Net Foreign Exchange Exposure	101,032
Scenario Three [Member]
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Net Foreign Exchange Exposure	R$ 170,041